Key Management Personnel Disclosures - Summary of Number of Performance Rights Over Ordinary Shares in Parent Entity (Detail) - Performance rights [member]		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		13,877,778	12,538,581		9,993,081
Granted		5,097,568	9,500,000		2,112,167
Exercised		(4,115,157)	(6,816,947)		(500,000)
Other changes		0	(1,343,856)		0
Balance at end of the end fiscal year Number		14,860,189	13,877,778		12,538,581
Vested and exercisable		0	0		2,931,517
Unvested		14,860,189	13,877,778		8,673,731
Previously Reported [Member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number			11,605,248
Balance at end of the end fiscal year Number					11,605,248
Dr Russell Howard [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		100,000	404,770		226,414
Granted		1,573,646	0		178,356
Exercised		(300,000)	(304,770)		0
Other changes		0	0		0
Balance at end of the end fiscal year Number		1,373,646	100,000		404,770
Vested and exercisable		0	0		141,563
Unvested		1,373,646	100,000		263,207
Mr Pete Meyers [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		777,778	1,166,667		1,666,667
Granted		2,058,631	0		0
Exercised		(388,889)	(388,889)		(500,000)
Other changes		0	0		0
Balance at end of the end fiscal year Number		2,447,520	777,778		1,166,667
Vested and exercisable		0	0		0
Unvested		2,447,520	777,778		1,166,667
Mr Marc Voigt [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		4,800,000	3,600,000		3,600,000
Granted		0	3,600,000		0
Exercised		(1,200,000)	(2,400,000)		0
Other changes		0	0		0
Balance at end of the end fiscal year Number		3,600,000	4,800,000		3,600,000
Vested and exercisable		0	0		1,200,000
Unvested		3,600,000	4,800,000		2,400,000
Dr Frédéric Triebel [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		3,600,000	2,700,000		2,700,000
Granted		0	2,700,000		0
Exercised		(900,000)	(1,800,000)		0
Other changes		0	0		0
Balance at end of the end fiscal year Number		2,700,000	3,600,000		2,700,000
Vested and exercisable		0	0		900,000
Unvested		2,700,000	3,600,000		1,800,000
Ms Anne Anderson [Member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		0	0		0
Granted			0		0
Exercised			0		0
Other changes			0		0
Balance at end of the end fiscal year Number			0		0
Vested and exercisable			0		0
Unvested			0		0
Ms Lis Boyce [Member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		333,334	589,955		0
Granted		707,232	0		589,955
Exercised		(166,667)	(256,621)		0
Other changes		0	0		0
Balance at end of the end fiscal year Number		873,899	333,334		589,955
Vested and exercisable		0	0		89,954
Unvested		873,899	333,334		500,001
Ms Deanne Miller [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		2,400,000	1,800,000		1,800,000
Granted		0	1,800,000		0
Exercised		(600,000)	(1,200,000)		0
Other changes		0	0		0
Balance at end of the end fiscal year Number		1,800,000	2,400,000		1,800,000
Vested and exercisable		0	0		600,000
Unvested		1,800,000	2,400,000		1,200,000
Mr Christian Mueller [Member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number	[1]	1,866,666	933,333
Granted	[1]	0	1,400,000
Exercised	[1]	(466,666)	(466,667)
Other changes		0	0
Balance at end of the end fiscal year Number		1,400,000	1,866,666	[1]	933,333	[1]
Vested and exercisable		0	0
Unvested		1,400,000	1,866,666
Dr Stephan Winckels [Member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		0
Granted		758,059
Exercised		(92,935)
Other changes		0
Balance at end of the end fiscal year Number		665,124	0
Vested and exercisable		0
Unvested		665,124
Dr Florian Vogl [Member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year Number		0	1,343,856		0
Granted			0		1,343,856
Exercised			0		0
Other changes			(1,343,856)		0
Balance at end of the end fiscal year Number			0		1,343,856
Vested and exercisable			0		0
Unvested			0		1,343,856

[1]	Performance rights held before being appointed as key management personnel